ORDINARY SHARES - Additional Information (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Aug. 25, 2022 USD ($)	Jun. 04, 2019 $ / shares shares	May 03, 2019 shares	Jan. 01, 2018	Jan. 31, 2018 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Mar. 17, 2022 USD ($)	Dec. 31, 2019 shares	Aug. 28, 2019 USD ($)	Dec. 31, 2017 shares	Nov. 30, 2017 USD ($) $ / shares shares
Common stock shares authorized value | $													$ 50
Common stock shares authorized						20,000,000,000	20,000,000,000	20,000,000,000		20,000,000,000			500,000,000
Common stock par value | $ / shares						$ 0.000005	$ 0.000005						$ 0.0001
Conversion ratio						1
Amount of shares authorised to be repurchased | $									$ 20,000		$ 20,000
Share repurchase price | $ / shares							$ 0.23
2022 Share Repurchase Program [Member]
Amount of shares authorised to be repurchased | $	$ 20,000
Number of shares cumulatively repurchased						179,701,700
Stock Repurchase Program Period In Force	September 16, 2022 and up to March 15, 2023
2019 Share Repurchase Program [Member]
Number of shares cumulatively repurchased							40,463,770	40,076,270
MrXiao Shanglue Founder and CEO [Member]
Conversion of Stock, Shares Converted						201,440,000
Common Stock [Member]
Common stock par value | $ / shares					$ 0.000005
Common stock shares issued								2,158,791,222		2,158,791,222		1
Common stock shares outstanding								2,133,265,412		2,129,405,572		1
Stock issued during period stock split					10,000,000,000
Stock split discription				1 ordinary share was subdivided into 20 ordinary shares
Common Class A [Member]
Common stock shares issued						1,208,831,222	1,208,831,222	1,208,831,222		1,208,831,222
Common stock shares outstanding						1,068,437,352	1,196,575,392	1,183,305,412		1,179,445,572
Common Class A [Member] | MrXiao Shanglue Founder and CEO [Member]
Conversion of Stock, Shares Converted						895,216,752
Common Class A [Member] | Over-Allotment Option [Member]
Common stock par value | $ / shares		$ 1.1
Options Exercised		2,174,470
Common Class A [Member] | IPO [Member]
Stock issued during period			110,000,000
Common Class B [Member]
Common stock shares issued						949,960,000	949,960,000	949,960,000		949,960,000
Common stock shares outstanding						949,960,000	949,960,000	949,960,000		949,960,000
Common Class B [Member] | MrXiao Shanglue Founder and CEO [Member]
Voting power, Class B ordinary shares						one share with ten votes
Conversion of Stock, Shares Converted						949,960,000
American Depositary Shares [Member] | IPO [Member]
Stock issued during period			11,000,000
Maximum [Member] | Common Class A [Member] | 2022 Share Repurchase Program [Member]
Share repurchase price | $ / shares						$ 0.12
Maximum [Member] | Common Class A [Member] | 2019 Share Repurchase Program [Member]
Share repurchase price | $ / shares							$ 0.7
Minimum [Member] | Common Class A [Member] | 2022 Share Repurchase Program [Member]
Share repurchase price | $ / shares						$ 0.07
Minimum [Member] | Common Class A [Member] | 2019 Share Repurchase Program [Member]
Share repurchase price | $ / shares								$ 0.09